Offerings - Offering: 1	Jun. 20, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share
Amount Registered | shares	8,588,811
Proposed Maximum Offering Price per Unit | $ / shares	11.17
Maximum Aggregate Offering Price	$ 95,937,019
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,688
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder, as a result of stock splits, stock dividends or similar transactions.The proposed maximum offering price per share is estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant’s common stock quoted on The Nasdaq Capital Market on June 18, 2025.